Derivative Instruments - Fair value of derivative instruments not designated as hedging (Details) - Natural gas swaps - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Liabilities	$ 10,248	$ 32,256
Not designated as hedges | Other current assets
Assets:
Assets	222	0
Not designated as hedges | Other current liabilities
Liabilities:
Liabilities	2,305	12,898
Not designated as hedges | Other deferred credits
Liabilities:
Liabilities	$ 8,165	$ 19,358